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                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                          SUPPLEMENT DATED MAY 1, 2004
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

This will supplement the prospectus dated May 1, 2001. The following information is provided with respect to the investment options available under the contract effective on and after May 1, 2004.

1. THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS.

Total Annual Investment                         Minimum             Maximum
Portfolio Operating Expenses                    -------             -------
(expenses that are deducted from                 0.40%               1.57%
Investment Portfolio assets, including
management fees, 12b-1/Service fees, and other expenses)

2. EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

      TIME           TIME             TIME             TIME
     1 YEAR         3 YEAR           5 YEAR           10 YEAR

(a)   803.17  (a)  1,376.84    (a)  2,024.35    (a)  3,303.51
(b)   686.15  (b)  1,025.91    (b)  1,440.15    (b)  2,143.19

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

      TIME            TIME             TIME            TIME
     1 YEAR          3 YEAR           5 YEAR          10 YEAR

(a)   303.17  (a)     926.84   (a)  1,574.35    (a)  3,303.51
(b)   186.15  (b)     575.91   (b)    990.15    (b)  2,143.19

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

3. INVESTMENT PORTFOLIOS. The contract offers the investment portfolios which are listed below. Appendix A contains a summary of subadvisers and investment objectives for each portfolio. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX A - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME. Additional investment portfolios may be available in the future.



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An investment adviser or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of this compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40% of assets.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

AIM VARIABLE INSURANCE FUNDS (Series I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

  AIM V.I. Capital Appreciation Fund
  AIM V.I. International Growth Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class A portfolio is available under the contract:

  AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR
Co., Inc. is the subadviser for the portfolios. The following Service Class 2 portfolios are available under the contract:

   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP High Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 1 portfolios are available under the contract:

   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by Met Investors Advisory, LLC (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:



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   Janus Aggressive Growth Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Total Return Portfolio
   Met/Putnam Capital Opportunities Portfolio
   T. Rowe Price Mid-Cap Growth Portfolio (Class B)
   Third Avenue Small Cap Value Portfolio (Class B)

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

   Capital Guardian U.S. Equity Portfolio (Class B)
   Davis Venture Value Portfolio (Class E)
   Franklin Templeton Small Cap Growth Portfolio (Class B)
   Jennison Growth Portfolio (Class B)
   Salomon Brothers Strategic Bond Opportunities Portfolio (Class A) State Street Research Aurora Portfolio (Class B)
   State Street Research Bond Income Portfolio (Class A)
   State Street Research Money Market Portfolio (Class A)
   T. Rowe Price Large Cap Growth Portfolio (Class A)
   T. Rowe Price Small Cap Growth Portfolio (Class A)

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

   MFS(R) High Income Series
   MFS(R) Investors Trust Series
   MFS(R) New Discovery Series

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

   PIMCO VIT High Yield Portfolio
   PIMCO VIT Low Duration Portfolio
   PIMCO VIT StocksPLUS Growth and Income Portfolio
   PIMCO VIT Total Return Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IA portfolios are available under the contract:

   Putnam VT Growth and Income Fund
   Putnam VT International Equity Fund
   Putnam VT Vista Fund



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RUSSELL INVESTMENT FUNDS (CLASS A)

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following Class A portfolios are available under the contract:

    Aggressive Equity Fund
    Core Bond Fund
    Multi-Style Equity Fund
    Non-U.S. Fund
    Real Estate Securities Fund

4. APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1.  INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (SERIES I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.

AIM V.I. International Growth Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management, L.P. is the investment adviser to each portfolio. The following Class A portfolio is available under the contract:

AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the portfolios. The following Service Class 2 portfolios are available under the contract:

VIP Equity-Income Portfolio

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.

VIP Growth Portfolio

Investment Objective: The Growth Portfolio seeks to achieve capital appreciation.



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VIP High Income Portfolio

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:

Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

Templeton Foreign Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Advisory, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

Janus Aggressive Growth Portfolio

Subadviser: Janus Capital Management LLC

Investment Objective: Seeks long-term growth of capital.

J.P. Morgan Quality Bond Portfolio

Subadviser: J.P. Morgan Investment Management, Inc.

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Subadviser: J.P. Morgan Investment Management Inc.

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

Lord Abbett Bond Debenture Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.



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Lord Abbett Growth Opportunities Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Lord Abbett Mid-Cap Value Portfolio

Subadviser: Lord, Abbett & Co. LLC

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) Research International Portfolio

Subadviser: MFS(R) Investment Management

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

Oppenheimer Capital Appreciation Portfolio

Subadviser: OppenheimerFunds, Inc.

Investment Objective: Seeks capital appreciation.

PIMCO Total Return Portfolio

Subadviser: PIMCO

Investment Objective: The portfolio seeks maximum total return consistent with the preservation of capital and prudent investment management.

Met/Putnam Capital Opportunities Portfolio

Subadviser: Putnam Investment Management, LLC

Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

T. Rowe Price Mid-Cap Growth Portfolio (Class B)

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

Third Avenue Small Cap Value Portfolio (Class B)

Subadviser: Third Avenue Management LLC

Investment Objective: The portfolio seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Adviser, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following portfolios are available under the contract:

Capital Guardian U.S. Equity Portfolio (Class B)

Subadviser: Capital Guardian

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Portfolio is long-term growth of capital. Under normal circumstances, the Series invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.



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Davis Venture Value Portfolio (Class E)

Subadviser: Davis Advisors

Investment Objective: The investment objective of the Davis Venture Value Portfolio is growth of capital.

Franklin Templeton Small Cap Growth Portfolio (Class B)

Subadviser: Franklin Advisers, Inc.

Investment Objective: Seeks long-term capital growth.

Jennison Growth Portfolio (Class B)

Subadviser: Jennison Associates LLC

Investment Objective: Seeks long term growth of capital.

Salomon Brothers Strategic Bond Opportunities Portfolio (Class A)

Subadviser: Salomon Brothers Asset Management Inc.

Investment Objective: Seeks a high level of total return consistent with preservation of capital.

State Street Research Aurora Portfolio (Class B)

Subadviser: State Street Research & Management Company

Investment Objective: Seeks high total return, consisting principally of capital appreciation.

State Street Research Bond Income Portfolio (Class A)

Subadviser: State Street Research & Management Company

Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.

State Street Research Money Market Portfolio (Class A)

Subadviser: State Street Research & Management Company

Investment Objective: Seeks a high level of current income consistent with preservation of capital.

T. Rowe Price Large Cap Growth Portfolio (Class A)

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: Seeks long term growth of capital and, secondarily, dividend income.

T. Rowe Price Small Cap Growth Portfolio (Class A)

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective: Seeks long-term capital growth.

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

MFS(R) High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.



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MFS(R) Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income. The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

MFS(R) New Discovery Series

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios are available under the contract:

PIMCO VIT High Yield Portfolio

Investment Objective: Seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade, but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. Effective June 1, 2004, the High Yield Portfolio's quality guideline will change, permitting the portfolio to invest in securities with lower-quality credit ratings. Under the new guidelines, the Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade, but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Low Duration Portfolio

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.

PIMCO VIT StocksPLUS Growth and Income Portfolio

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

PIMCO VIT Total Return Portfolio

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.

PUTNAM VARIABLE TRUST (CLASS IA):

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IA portfolios are available under the contract:

Putnam VT Growth and Income Fund

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

Putnam VT International Equity Fund

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States.



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Putnam VT Vista Fund

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

RUSSELL INVESTMENT FUNDS (CLASS A)

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following Class A portfolios are available under the contract:

Aggressive Equity Fund

Investment Objective: The Aggressive Equity Fund seeks to provide long term capital growth.

Core Bond Fund

Investment Objective: The Core Bond Fund seeks to provide current income and the preservation of capital.

Multi-Style Equity Fund

Investment Objective: The Multi-Style Equity Fund seeks to provide long term capital growth.

Non-U.S. Fund

Investment Objective: The Non-U.S. Fund seeks to provide long term capital growth.

Real Estate Securities Fund

Investment Objective: The Real Estate Securities Fund seeks to provide current income and long term capital growth.

APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2.  PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

Metropolitan Series Fund, Inc.
     State Street Research Money Market Portfolio (Class A)

Russell Investment Funds
     Aggressive Equity Fund
     Core Bond Fund
     Multi-Style Equity Fund
     Non-U.S.Fund
     Real Estate Securities Fund

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series I)
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class A)
     AllianceBernstein Real Estate Investment Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 1)
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

Met Investors Series Trust (Class A)
     Janus Aggressive Growth Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     MFS(R) Research International Portfolio
     Oppenheimer Capital Appreciation Portfolio
     PIMCO Total Return Portfolio
     Met/Putnam Capital Opportunities Portfolio



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Metropolitan Series Fund, Inc. (Class A or Class B (as noted))
     Capital Guardian U.S. Equity Portfolio (Class B)
     Salomon Brothers Strategic Bond Opportunities Portfolio
     State Street Research Bond Income Portfolio
     State Street Research Money Market Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio

MFS(R) Variable Insurance Trust (Initial Class)
     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series

Putnam Variable Trust (Class IA)
     Putnam VT Growth and Income Fund
     Putnam VT International Equity Fund
     Putnam VT Vista Fund

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series I)
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class A)
     AllianceBernstein Real Estate Investment Portfolio

Fidelity Variable Insurance Products (Service Class 2)
     VIP Equity-Income Portfolio
     VIP Growth Portfolio
     VIP High Income Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 1)
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

Met Investors Series Trust (Class A (or Class B as noted))
     Janus Aggressive Growth Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     MFS(R) Research International Portfolio
     Oppenheimer Capital Appreciation Portfolio
     Met/Putnam Capital Opportunities Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio (Class B)
     Third Avenue Small Cap Value Portfolio (Class B)

Metropolitan Series Fund, Inc.
     Capital Guardian U.S. Equity Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)
     Franklin Templeton Small Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Salomon Brothers Strategic Bond Opportunities Portfolio (Class A) State Street Research Aurora Portfolio (Class B)
     State Street Research Money Market Portfolio (Class A)
     T. Rowe Price Large Cap Growth Portfolio (Class A)
     T. Rowe Price Small Cap Growth Portfolio (Class A)

MFS(R) Variable Insurance Trust (Initial Class)
     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series

PIMCO Variable Insurance Trust (Administrative Class)
     PIMCO VIT High Yield Portfolio
     PIMCO VIT Low Duration Portfolio
     PIMCO VIT StocksPLUS Growth and Income Portfolio
     PIMCO VIT Total Return Portfolio

Putnam Variable Trust (Class IA)
     Putnam VT Growth and Income Fund
     Putnam VT International Equity Fund
     Putnam VT Vista Fund



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5. DISCONTINUED INVESTMENT PORTFOLIOS.

The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust: Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed for all allocations or transfers effective April 25, 2002, and subsequently substituted); (b) Scudder Variable Series II: Scudder Government Securities Portfolio; Scudder Small Cap Growth Portfolio; and Scudder Dreman Small Cap Value Portfolio (closed effective May 1,
2002); (c) Dreyfus Stock Index Fund (Initial Shares)(closed effective May 1,
2003); (d) Met Investors Series Trust: for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class B); and for contracts issued prior to May 1, 2003, T. Rowe Price Mid Cap Growth Portfolio (Class
A)(closed effective May 1, 2004).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund,
Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; Alliance Bernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of MIST; and AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of MIST; (c) American Century Variable Portfolios, Inc.: American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of MIST; and American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of MIST; (d) Dreyfus Variable Investment Fund (Initial Shares):
Dreyfus VIF Disciplined Stock Portfolio (closed effective May 1, 2003) and Dreyfus VIF Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc.("MSF"); and Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of MIST; and GSVIT International Equity Fund (closed effective May 1,
2002) was replaced with the MFS(R) Research International Portfolio (Class A) of MIST; (g) INVESCO Variable Investment Funds, Inc.: INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of MIST; and INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of MIST; (i) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class
A) of MSF; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class A) of MSF; (j) Oppenheimer Variable Account Funds (Initial Class):
Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class
A) of MIST; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; (k) Putnam Variable Trust (Class IA):
Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of MIST; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of MIST; (l) Scudder Variable Series I: the Scudder International Portfolio (Class A)(closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of MIST.

YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.